Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements have been prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (US GAAP).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with US GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates. The Plan invests in various securities which are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value except for the fully benefit-responsive synthetic guaranteed investment contracts (GICs), which are stated at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 7 for discussion of fair value measurements. Contract value represents contributions and reinvested income, less any withdrawals plus accrued interest, because these investments have fully benefit-responsive features. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. See Note 6 for further discussion of fully benefit-responsive investment contracts.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Management fees and operating expenses charged to the Plan for investments were deducted from income earned on a daily basis and were not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.

Notes Receivable from Participant
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025, and 2024. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Payment of Benefits	Payment of Benefits Benefits paid to participants are recorded when paid.
Administrative Expenses	Administrative Expenses A portion of administrative expenses of the Plan are paid by Duke Energy.
Plan Management's Review of Subsequent Events
Plan Management's Review of Subsequent Events
In preparing the accompanying financial statements, Plan management has reviewed all known events that have occurred after December 31, 2025, and through June 25, 2026, which is the date the financial statements were available to be issued, for inclusion in the financial statements and footnotes.